Insurance Contracts - Summary of Changes in Reinsurance Assets Included in Other Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	₩ 1,205,708	₩ 740,651
Net increase (decrease)	142,784	463,481
Business combination		1,576
Ending	1,348,492	1,205,708
Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	1,206,587	742,604
Net increase (decrease)	142,341	462,407
Business combination		1,576
Ending	1,348,928	1,206,587
Allowances for credit losses
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	(879)	(1,953)
Net increase (decrease)	443	1,074
Business combination		0
Ending	(436)	(879)
Non-life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	1,200,233	737,150
Net increase (decrease)	142,818	463,083
Business combination		0
Ending	1,343,051	1,200,233
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	732,579	361,065
Net increase (decrease)	147,357	371,514
Business combination		0
Ending	879,936	732,579
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	285,634	208,820
Net increase (decrease)	(23,614)	76,814
Business combination		0
Ending	262,020	285,634
Life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	3,032	2,047
Net increase (decrease)	122	(591)
Business combination		1,576
Ending	3,154	3,032
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	2,081	1,639
Net increase (decrease)	88	(564)
Business combination		1,006
Ending	2,169	2,081
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	951	408
Net increase (decrease)	34	(27)
Business combination		570
Ending	985	951
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	14,916	16,555
Net increase (decrease)	2,073	(1,639)
Business combination		0
Ending	16,989	14,916
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	10,870	19,952
Net increase (decrease)	(5,295)	(9,082)
Business combination		0
Ending	5,575	10,870
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	156,234	130,758
Net increase (decrease)	22,297	25,476
Business combination		0
Ending	178,531	156,234
Others | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	3,322	3,407
Net increase (decrease)	(599)	(85)
Business combination		0
Ending	2,723	3,322
Others | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	2,427	2,563
Net increase (decrease)	(324)	(136)
Business combination		0
Ending	2,103	2,427
Others | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	895	844
Net increase (decrease)	(275)	51
Business combination		0
Ending	₩ 620	₩ 895